INVESTMENT IN AFFILIATE	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Investments in and Advances to Affiliates [Abstract]
INVESTMENT IN AFFILIATE

NOTE 17. INVESTMENT IN AFFILIATE

On May 29, 2020, LSBD, issued 14,000,000 common shares of BiosensX (North America) Inc. to the Company at par value of $0.001 per share. This transaction provided the Company with a 50% interest in BiosensX (North America) Inc., the holder of the technology license for the North America region.

The investment in BiosensX (North America) Inc. is accounted for by use of the equity method in accordance with ASC 323, Investments - Equity Method and Joint Ventures.

At the date of this transaction, LSBD was the parent of both the Company and BiosensX (North America) Inc., the transfer of BiosensX shares to the Company was deemed to be a common control transaction. As a result of the share transfer, the Company has significant influence over BiosensX (North America) Inc.

During the year ended June 30, 2022, LSBD sold all the shares it held in the Company but retained ownership of 5-year non-transferrable warrants to purchase 150,000 common shares of the Company at an exercise price of $340 per share, expiring December 31, 2025. The Company determined whether it has a controlling financial interest in BiosensX (North America) Inc. by first evaluating whether the entity is a voting interest entity or a VIE under GAAP. Voting interest entities are entities in which the total equity investment at risk is sufficient to enable the entity to finance itself independently and provides the equity holders with the obligation to absorb losses, the right to receive residual returns and the right to make decisions about the entity’s activities. The Company consolidates voting interest entities in which it has all, or at least a majority of, the voting interests. As defined in applicable accounting standards, VIEs are entities that lack one or more of the characteristics of a voting interest entity. A controlling financial interest in a VIE is present when an enterprise has both the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and an obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. The enterprise with a controlling financial interest, known as the primary beneficiary, consolidates the VIE. The Company concluded that it does not have a controlling financial interest in BiosensX (North America) Inc., hence it continues to recognize its investments in BiosensX (North America) Inc. using the equity method.

The carrying amount of investments in BiosensX (North America) Inc. was $nil as of March 31, 2023, and June 30, 2022.

NOTE 9. INVESTMENT IN AFFILIATE

On May 29, 2020, LSBD, issued 14,000,000 common shares of BiosensX (North America) Inc. to the Company at par value of $0.001 per share. This transaction provided the Company with a 50% interest in BiosensX (North America) Inc., the holder of the technology license for the North America region.

The investment in BiosensX (North America) Inc. is accounted for by use of the equity method in accordance with ASC 323, Investments - Equity Method and Joint Ventures.

At the date of this transaction, LSBD was the parent of both the Company and BiosensX (North America) Inc., the transfer of BiosensX shares to the Company was deemed to be a common control transaction. As a result of the share transfer, the Company has significant influence over BiosensX (North America) Inc.

During the year ended June 30, 2022, LSBD sold all its shares in GBS. GBS determined whether it has a controlling financial interest in BiosensX (North America) Inc. by first evaluating whether the entity is a voting interest entity or a VIE under GAAP. Voting interest entities are entities in which the total equity investment at risk is sufficient to enable the entity to finance itself independently and provides the equity holders with the obligation to absorb losses, the right to receive residual returns and the right to make decisions about the entity’s activities. The Company consolidates voting interest entities in which it has all, or at least a majority of, the voting interests. As defined in applicable accounting standards, VIEs are entities that lack one or more of the characteristics of a voting interest entity. A controlling financial interest in a VIE is present when an enterprise has both the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and an obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. The enterprise with a controlling financial interest, known as the primary beneficiary, consolidates the VIE. We concluded that GBS does not have a controlling financial interest in BiosensX (North America) Inc., hence it continues to recognize its investments in BiosensX (North America) Inc. using the equity method.

The following table summarizes the amount recorded in the consolidated financial statements:

	June 30, 2022	June 30, 2021
Investment value	$—	$135,692
Loss from the affiliate	—	(135,692)
Carrying amount	$—	$—